January 9, 2009

                          TOUCHSTONE FUNDS GROUP TRUST

                   TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND

  SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 2008, AS AMENDED AUGUST 12, 2008

                       NOTICE OF PORTFOLIO MANAGER CHANGE

Michael E. Jones has been removed as a portfolio manager of the Diversified Small Cap Value Fund.

              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)

               Please retain this Supplement for future reference.